Cash and cash equivalents	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024
Cilo Cybin Holdings Limited [member]
IfrsStatementLineItems [Line Items]
Cash and cash equivalents

5.	CASH AND CASH EQUIVALENTS

	2025	2024
Balance at bank held in escrow	58,313,065	63,275,711

The carrying value of cash and cash equivalents equals its fair value due to the short-term nature thereof. The maximum exposure to credit risk at the reporting date is the fair value of the cash and cash equivalents.

Cash and cash equivalents are kept with highly reputable financial institutions with credit ratings of Aa therefore the credit risk is considered to be negligible.

All monies are held in Escrow and cannot be used for any purpose other than those proposed in the pre-listing statement. All drawdowns from the Escrow need to be approved by the board via a round robin resolution.

2. CASH AND CASH EQUIVALENTS

Balance at bank held in escrow	63,275,711	77,239

The carrying value of cash and cash equivalents equals its fair value due to the short-term nature thereof.

The maximum exposure to credit risk at the reporting date is the fair value of each class of loan mentioned above.